Stated Capital	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Stated Capital

		UNITED STATES DOLLAR
		2020	2019
22.	STATED CAPITAL
	Balance at beginning of the year	3,622.5	3,622.5
	Share issue 1	249.0	—

	Balance at end of the year	3,871.5	3,622.5

		Number of shares in issue	Number of shares in issue
	In issue at 1 January	828,632,707	821,532,707
	Placing of ordinary shares 1	41,431,635	—
	Exercise of employee share options	13,269,176	7,100,000

	In issue at 31 December	883,333,518	828,632,707

	Authorised	2,000,000,000	2,000,000,000

1
On 12 February 2020 Gold Fields successfully completed the placing of 41,431,635 new ordinary, no par value shares with existing and new institutional investors at a price of ZAR 90.20 per share. The placing issued represented, in aggregate, approximately 5% of the Company’s issued ordinary share capital prior to the placing. Gross proceeds of approximately R3.7 billion (US$249.0 million) were raised through the placing.

Authorised and issued
Holders of shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.
In terms of the general authority granted by shareholders at the AGM on 20 August 2020, the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time at that date, after setting aside so many ordinary shares as may be required to be allotted and issued pursuant to the share incentive schemes, was placed under the control of the directors. This authority expires at the next annual general meeting where shareholders will be asked to place under the control of the directors the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time.
In terms of the JSE listing requirements, shareholders may, subject to certain conditions, authorise the directors to issue the shares held under their control for cash, other than by means of a rights offer, to shareholders. In order that the directors of the Company may be placed in a position to take advantage of favourable circumstances which may arise for the issue of such shares for cash, without restriction, for the benefit of the Company, shareholders will be asked to consider a special ordinary resolution to this effect at the forthcoming AGM.
Repurchase of shares
The Company has not exercised the general authority granted to buy back shares from its issued ordinary stated capital granted at the AGM held on 20 August 2020. Currently, the number of ordinary shares that may be bought back in any one financial year may not exceed 20% of the issued ordinary share capital as of 20 August 2020. At the next AGM, shareholders will be asked to renew the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.
Beneficial shareholding
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2020:

	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	82,103,978	9.29%
VanEck Vectors Gold Miners ETF	52,019,222	5.89%